Other income/expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other income/expenses
24.	Other income/expenses

24.1	Administrative and other operating expenses
General, administrative and other operating expenses are comprised of the following:

	2020	2019*	2018*
Wages, salaries and social security costs	9,856	8,771	10,158
Provision for legal claims, net	2,463	96	828
Office and maintenance expenses	1,264	1,226	1,206
Depreciation	708	721	749
Audit and consulting services	527	546	927
Fines and penalties related to business contracts	501	539	370
Loss on write-off of non-current assets	454	979	931
Banking charges and services	335	328	243
Consumables	269	294	291
Social expenses	188	288	373
Expense relating to short-term leases (Note 10.2)	68	83	153
Business trips	30	109	133
Write off of trade and other receivables	22	5	2
Other	1,752	1,583	1,968

Total	18,437	15,568	18,332

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).
Loss on
write-off
of
non-current
assets is represented by the write-down of certain property, plant and equipment items as no future economic benefits are expected from the use or disposal.

24.2	Employee benefits expense
Employee benefits expenses are comprised of the following:

	2020	2019*	2018*
Included in cost of sales
Wages and salaries	21,235	21,020	19,580
Social security costs	7,005	6,877	6,332
Post-employment benefits	209	182	117
Included in selling and distribution expenses
Wages and salaries	3,864	3,566	3,470
Social security costs	1,055	968	911
Included in administrative and other operating expenses
Wages and salaries	7,853	6,939	8,193
Social security costs	2,003	1,832	1,965

Total	43,224	41,384	40,568

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

24.3	Other operating income
Other operating income is comprised of the following:

	2020	2019*	2018*
Rental income	238	241	192
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	121	—	359
Income from fines and penalties related to business contracts	119	157	247
Subsidies received from the governmental authorities to compensate losses of European group companies	82	—	—
Curtailment and result of remeasurement of other long-term benefit obligations	62	25	93
Net result from disposal of non-current assets	42	31	128
Gain from sales of scrap materials	—	—	373
Other	335	234	290

Total	999	688	1,682

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

24.4	Finance income and finance costs
Finance income is comprised of the following:

	2020	2019*	2018*
Effect of restructuring of loans and leases	3,341	353	33,403
Interest income on other financial assets	119	179	206
Income from the discounting of financial instruments	44	58	16
Remeasurement of fair value of financial instruments	—	—	318

Total	3,504	590	33,943

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).
Effect of restructuring of loans in 2020 primarily relates to VTB (Note 10.1 (a)), in 2019, it mainly includes waiving of fines and penalties on leases with Gazprombank Leasing and Cat Financial, in 2018 it primarily relates to VTB and the refinancing of the pre-export
credit facility.
Finance costs are comprised of the following:

	2020	2019*	2018*
Interest on loans and borrowings	22,090	31,231	35,049
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	1,080	733	847
Interest expense on lease liabilities	1,047	1,217	917
Fines and penalties on overdue leases	157	49	10

Total finance costs related to loans, borrowings and leases	24,374	33,230	36,823
Unwinding of discount on rehabilitation provision	291	304	272
Interest expenses under pension liabilities	286	284	272
Expenses related to discounting of financial instruments	194	45	147

Total	25,145	33,863	37,514

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

24.5	Other income and other expenses
Other income is comprised of the following:

	2020	2019*	2018*
Reversal of unclaimed declared dividends to non-controlling interest upon expiration of limitation period	203	—	—
Write-off of trade and other payables and lease liabilities including payables with expired legal term	177	155	412
Gain on sales and purchases of foreign currencies	50	—	—
Other income	288	73	86

Total	718	228	498

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).
Other expenses are comprised of the following:

	2020	2019*	2018*
Loss on sales and purchases of foreign currencies	—	148	108
Other non-operating expenses	259	335	238

Total	259	483	346

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).
Write-off
of trade and other payables with expired legal term constitutes gain on the write-off
of payable amounts that were
written-off
due to legal liquidation of the creditors or expiration of the statute of limitation.